Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.94%	9.37%	6.95%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.31%	7.24%	5.51%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.47%	6.95%	5.24%
Class P
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.72%	10.91%	7.84%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	15.69%	12.03%
UBS U.S. Allocation Fund Benchmark (Indices reflect no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent		18.96%	10.60%	8.39%

[1]	Effective July 28, 2014, Class Y shares were redesignated as Class P shares.